RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS (Components) (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Domestic Plan [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Net Actuarial Gain Loss Before Tax	$ 112	$ 135
Pension And Other Postretirement Defined Benefit Plans Employee Compensation and Benefits	(1)	(1)
Net periodic benefit cost (benefit) [Abstract]
Service cost — benefits earned during the period	24	22	$ 21
Interest cost on benefit obligation	25	21	22
Expected return on plan assets	(37)	(33)	(37)
Net actuarial loss	12	15	9
Prior service credit	(7)	(8)	(7)
Net periodic benefit cost (benefit)	17	17	8
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement and Curtailment	0	0	0
Total periodic benefit cost (benefit)	17	17	8
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss [Abstract]
Net actuarial loss (gain)	(11)	4	60
Net actuarial loss	(12)	(15)	(9)
Prior service credit	7	8	7
Settlement	0	0	0
Curtailment	0	0	0
Foreign currency	0	0	0
Total recognized in other comprehensive (income) loss	(16)	(3)	58
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	1	14	66
Change in fair value of plan assets: [Roll Forward]
Fair value — beginning of year	515	464
Actual return on plan assets	6	72
Employer contributions	85	0
Defined Benefit Plan, Plan Assets, Payment for Settlement	0	0
Defined Benefit Plan, Plan Assets, Benefits Paid	(31)	(21)
Currency impact	0	0
Fair value — end of year	575	515	464
Change in benefit obligation: [Roll Forward]
Benefit obligation — beginning of year	675	610
Service cost	24	22
Interest cost	25	21	22
Settlements	0	0
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Curtailment	0	0
Actuarial loss (gain)	(43)	(43)
Benefits paid	31	(21)
Currency impact	0	0
Benefit obligation — end of year	650	675	610
Funded status of plan [Abstract]
Overfunded (Underfunded) status of PBO	(75)	(160)
Other assets	0	0
Liability, Defined Benefit Plan	(74)	(159)
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Net Actuarial Gain Loss Before Tax	28	45
Pension And Other Postretirement Defined Benefit Plans Employee Compensation and Benefits	0	0
Net periodic benefit cost (benefit) [Abstract]
Service cost — benefits earned during the period	1	1	1
Interest cost on benefit obligation	7	7	9
Expected return on plan assets	(13)	(11)	(14)
Net actuarial loss	16	21	20
Prior service credit	(14)	(15)	(17)
Net periodic benefit cost (benefit)	(3)	3	(1)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement and Curtailment	0	0	0
Total periodic benefit cost (benefit)	(3)	3	(1)
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss [Abstract]
Net actuarial loss (gain)	(1)	(16)	5
Net actuarial loss	(16)	(21)	(20)
Prior service credit	14	15	17
Settlement	0	0	0
Curtailment	0	0	0
Foreign currency	0	0	0
Total recognized in other comprehensive (income) loss	(3)	(22)	2
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	(6)	(19)	1
Change in fair value of plan assets: [Roll Forward]
Fair value — beginning of year	182	171
Actual return on plan assets	3	26
Employer contributions	0	0
Defined Benefit Plan, Plan Assets, Payment for Settlement	0	0
Defined Benefit Plan, Plan Assets, Benefits Paid	(13)	(15)
Currency impact	0	0
Fair value — end of year	172	182	171
Change in benefit obligation: [Roll Forward]
Benefit obligation — beginning of year	207	214
Service cost	1	1
Interest cost	7	7	9
Settlements	0	0
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Curtailment	0	0
Actuarial loss (gain)	(12)
Benefits paid	13	(15)
Currency impact	0	0
Benefit obligation — end of year	190	207	214
Funded status of plan [Abstract]
Overfunded (Underfunded) status of PBO	(18)	(25)
Other assets	0	0
Liability, Defined Benefit Plan	(18)	(25)
Foreign Plan [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Net Actuarial Gain Loss Before Tax	396	385
Pension And Other Postretirement Defined Benefit Plans Employee Compensation and Benefits	0	0
Net periodic benefit cost (benefit) [Abstract]
Service cost — benefits earned during the period	14	18	19
Interest cost on benefit obligation	23	23	32
Expected return on plan assets	(85)	(74)	(74)
Net actuarial loss	25	33	27
Prior service credit	(1)	(1)	(1)
Net periodic benefit cost (benefit)	(24)	(1)	3
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement and Curtailment	1	(69)	0
Total periodic benefit cost (benefit)	(23)	(70)	3
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss [Abstract]
Net actuarial loss (gain)	41	(145)	188
Net actuarial loss	(25)	(33)	(27)
Prior service credit	1	1	1
Settlement	(1)	(24)	0
Curtailment	0	1	0
Foreign currency	(5)	1	(5)
Total recognized in other comprehensive (income) loss	11	(199)	157
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	(12)	(269)	160
Change in fair value of plan assets: [Roll Forward]
Fair value — beginning of year	1,440	1,317
Actual return on plan assets	2	136
Employer contributions	33	34
Defined Benefit Plan, Plan Assets, Payment for Settlement	(6)	(51)
Defined Benefit Plan, Plan Assets, Benefits Paid	(42)	(42)
Currency impact	(35)	46
Fair value — end of year	1,392	1,440	1,317
Change in benefit obligation: [Roll Forward]
Benefit obligation — beginning of year	1,338	1,508
Service cost	14	18
Interest cost	23	23	32
Settlements	6	142
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Curtailment	0	(12)
Actuarial loss (gain)	(43)	(69)
Benefits paid	(42)	(42)
Currency impact	(35)	54
Benefit obligation — end of year	1,249	1,338	$ 1,508
Funded status of plan [Abstract]
Overfunded (Underfunded) status of PBO	143	102
Other assets	257	211
Liability, Defined Benefit Plan	$ (114)	$ (109)